Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust
Entity Central Index Key	0000035330
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Maryland Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Maryland Municipal Income Fund
Class Name	Fidelity® Maryland Municipal Income Fund
Trading Symbol	SMDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 157,344,455
Holdings Count | shares	138
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$157,344,455
Number of Holdings	138
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.8 Health Care 22.8 Special Tax 13.0 Transportation 9.8 Water & Sewer 8.6 Education 7.8 Housing 6.8 97.6 AAA 25.3 AA 29.8 A 19.6 BBB 14.2 B 0.9 Not Rated 7.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 25.3 AA - 29.8 A - 19.6 BBB - 14.2 B - 0.9 Not Rated - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Arizona Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Arizona Municipal Income Fund
Class Name	Fidelity® Arizona Municipal Income Fund
Trading Symbol	FSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 121,078,717
Holdings Count | shares	116
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$121,078,717
Number of Holdings	116
Portfolio Turnover	20%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 26.9 General Obligations 24.9 Education 14.3 Transportation 8.6 Special Tax 6.8 Water & Sewer 6.0 Others(Individually Less Than 5%) 12.5 100.0 AAA 2.4 AA 53.3 A 27.1 BBB 6.4 B 0.4 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 6.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 2.4 AA - 53.3 A - 27.1 BBB - 6.4 B - 0.4 Not Rated - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.